OTHER FINANCIAL LIABILITIES (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Apr. 10, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Total current		$ 1,288,749		$ 1,814,647
Total non-current		6,602,891		6,790,273
Total obligations with financial institutions		7,891,640		8,604,920
Loans To Exporters [Member]
Disclosure of financial liabilities [line items]
Total current		314,618		278,164
Total obligations with financial institutions		314,619		278,164
Bank Loans [Member]
Disclosure of financial liabilities [line items]
Total current	[1]	59,017		290,810
Total non-current		260,433		294,477
Total obligations with financial institutions		321,633		585,287
Guaranteed Obligations [Member]
Disclosure of financial liabilities [line items]
Total current		531,173		578,014
Total non-current	[2]	3,505,669		4,180,538
Total obligations with financial institutions		4,036,843	$ 140,000	4,758,552
Other Guaranteed Obligations [Member]
Disclosure of financial liabilities [line items]
Total current		2,170		1,908
Total non-current		240,007		254,512
Total obligations with financial institutions		242,175		256,420
Total Bank Loans [Member]
Disclosure of financial liabilities [line items]
Total current	[3]	906,978		1,148,896
Total non-current		4,006,109		4,729,527
Obligation With The Public [Member]
Disclosure of financial liabilities [line items]
Total current		14,785		312,043
Total non-current	[4],[5],[6]	1,569,281		997,302
Total obligations with financial institutions		1,584,066		1,309,345
Financial Leases [Member]
Disclosure of financial liabilities [line items]
Total current		276,541		268,040
Total non-current		832,964		754,321
Total obligations with financial institutions		1,109,504		1,022,361
Other Loans [Member]
Disclosure of financial liabilities [line items]
Total current		90,445		85,668
Total non-current		194,537		309,123
Total obligations with financial institutions		$ 282,800		$ 394,791

[1]	On September 29, 2016 TAM Linhas Aereas S.A. obtained financing for US $ 200 million, guaranteed with 18% of the shares of Multiplus S.A., percentage adjustable depending on the shares price. Additionally, TAM obtained a Cross Currency Swap for the same amount and period, in order to convert the commitment currency from US$ to BRL. On March 30, 2017, TAM Linhas Aereas S.A. restructured the financing mentioned in the previous paragraph, modifying the nominal amount of the transaction to US $ 137 million. On September 27, 2017, TAM Linhas Aereas S.A. made the payment of capital plus interest corresponding to the last installment of the financing described above. Simultaneously, all the garments were lifted on the shares of Multiplus S.A. delivered as collateral.
[2]	On April 10, 2017, the issuance and private placement of debt securities in the amount of US$ 140,000,000 was made under the current structure of the Enhanced Equipment Trust Certificates ("EETC") issued and placed the year 2015 to finance the acquisition of eleven Airbus A321-200, two Airbus A350-900 and four Boeing 787-9 with arrivals between July 2015 and April 2016. The offer is made up of Class C Certificates, which are subordinate to the Current Class A Certificates and Class B Certificates held by the Company. The term of the Class C Certificates is six years and expires in 2023.
[3]	On April 25, 2017, the payment of the principal plus interest on the long-term bonds issued by the company TAM Capital Inc. for an amount of US$ 300,000,000 at an interest rate of 7.375% annual. The payment consisted of 100% of the capital, US$ 300,000,000, and interest accrued as of the date of payment for ThUS $ 11,063.
[4]	On April 11, 2017, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group SA, has issued and placed on the international market, pursuant to Rule 144 -A and Regulation S of the securities laws of the United States of America, long-term unsecured bonds in the amount of US$ 700,000,000, maturing in 2024 at an annual interest rate of 6.875%.
[5]	On August 17, 2017, LATAM made the placement in the local market (Santiago Stock Exchange) of the Series A Bonds (BLATM-A), Series B (BLATM-B), Series C (BLATM-) C) and Series D (BLATM-D), which correspond to the first issue of bonds charged to the line inscribed in the Securities Registry of the Commission for the Financial Market ("CMF"), under number 862 for a total of UF 9,000,000.
[6]	On September 1, 2017, TAM Capital 3 Inc., a company controlled indirectly by TAM S.A. through its subsidiary TAM Linhas Aereas SA, which consolidates its financial statements with LATAM, made the full advance redemption of the bonds it placed abroad on June 3, 2011, for an amount of US $ 500 million at a 8.375% rate and with an expiration date on June 3, 2021. The total redemption was partially financed with the placement of bonds in the local market described in number (5) above, and the balance, with other funds available from the Company.